Deposits, Prepayment and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Deposits, prepayment and other receivables consist of the following:

	December 31,	December 31,
	2015	2016
	HK$	HK$

Prepaid insurance	1,330	272
Prepaid renovation	410	1,603
Rental deposits / prepaid rent	2,704	1,536
Other receivables	35	1,422
	4,479	4,833